Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 2,481		$ 4,089
Short-term investments	34		88
Accounts receivable, net	9,687		8,729
Inventories	11,930		11,045
Deferred income taxes	985		902
Other current assets	866		472
Total current assets	25,983		25,325
Property and equipment, net	8,843		8,615
Goodwill	28,142		26,542
Intangible assets, net	9,774		9,529
Other assets	1,510		1,515
Total assets	74,252		71,526
Liabilities:
Accounts payable	6,547		5,548
Claims and discounts payable	5,404		4,548
Accrued expenses	5,816		4,768
Short-term debt	685		0
Current portion of long-term debt	575		561
Total current liabilities	19,027		15,425
Long-term debt	11,695		12,841
Deferred income taxes	4,036		3,901
Other long-term liabilities	1,531		1,421
Commitments and contingencies (Note 11)	0		0
Shareholders’ equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding	0
Common stock, par value $0.01: 3,200 shares authorized; 1,691 shares issued and 1,140 shares outstanding at December 31, 2014 and 1,680 shares issued and 1,180 shares outstanding at December 31, 2013	17		17
Treasury stock, at cost: 550 shares at December 31, 2014 and 500 shares at December 31, 2013	(24,078)		(20,169)
Shares held in trust: 1 share at December 31, 2014 and 2013	(31)		(31)
Capital surplus	30,418		29,777
Retained earnings	31,849		28,493
Accumulated other comprehensive income (loss)	(217)	[1]	(149)	[1]
Stockholders' Equity Attributable to Parent	37,958		37,938
Stockholders' Equity Attributable to Noncontrolling Interest	5		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	37,963		37,938
Total liabilities and shareholders’ equity	$ 74,252		$ 71,526

[1]	All amounts are net of tax.